File Nos. 033-50390; 811-07076

IMPORTANT NOTICE TO SHAREHOLDERS
WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Supplement dated March 3, 2021 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated April 30, 2020, as supplemented with respect to the Large Company Growth Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE PORTFOLIO AND IN THE COMPANY’S PROSPECTUS AND SAI.

Effective immediately, Ankur Crawford no longer serves as a portfolio manager of the Portfolio. All references related to Dr. Crawford are hereby removed and should be disregarded.

*****
If you have any questions regarding the Large Company Growth Portfolio or any series of the Company, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.